UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6802

Date of fiscal year end: November 30, 2014

Date of reporting period:  July 1, 2013 - June 30, 2014

Item 1. Proxy Voting Record.

Tortoise MLP & Pipeline Fund

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Enterprise Products Partners L.P.	9/30/2013	293792107	EPD	Proposal to approve the amendment and restatement of the 2008 Enterprise Products long-term incentive plan	For	For	Issuer
				Proposal to approve the amendment and restatement of the EPD unit purchase plan	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Crosstex Energy, Inc.	3/7/2014	22765Y104	XTXI
Proposal to adopt the agreement and plan of merger, dated as of October 21, 2013, as such agreement may be amended from time to time, by and among Crosstex Energy, Inc. ("Crosstex"), Devon Energy Corporation ("Devon"), Acacia Natural Gas Corp I, Inc. ("New Acacia"), EnLink Midstream, LLC (Formerly known as New Public Rangers, L.L.C.) (EnLink Midstream") and certain other wholly owned subsidiaries of Devon, pursuant to which, among other things, a wholly owned subsidiary of EnLink Midstream will merge with and into Crosstex (the "Crosstex merger"), and another wholly owned subsidiary of EnLink Midstream will merge with and into New Acacia (the "Devon merger" and, together with the Crosstex Merger, the "mergers"), with Crosstex and New Acacia surviving as wholly owed subsidiaries of EnLink Midstream (the "merger agreement")

					For	For	Issuer
				Proposal to approve adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies in favor of the proposal to adopt the merger agreement	For	For	Issuer

Proposal to approve, on an advisory (non-binding) basis, a resolution regarding the compensation payments that will or may be paid by Crosstex to its named executive officers in connection with the Crosstex merger
					For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
National Fuel Gas Company	3/13/2014	636180101	NFG	Election of the following nominees 1. Ronald W. Jibson 2. Jeffrey W. Shaw 3. Ronald J. Tanski	For	For	Issuer
				Vote to ratify PricewaterhouseCoopers LLP as the company's registered public accounting firm	For	For	Issuer
				Advisory approval of executive compensation	For	For	Issuer
				Stockholder proposal	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Spectra Energy Corp	4/15/2014	847560109	SE	Election of Director: Gregory L. Ebel	For	For	Issuer
				Election of Director: Austin A. Adams	For	For	Issuer
				Election of Director: Joseph Alvarado	For	For	Issuer
				Election of Director: Pamela L. Carter	For	For	Issuer
				Election of Director: Clarence P. Cazalot, Jr.	For	For	Issuer
				Election of Director: F. Anthony Comper	For	For	Issuer
				Election of Director: Peter B. Hamilton	For	For	Issuer
				Election of Director: Michael McShane	For	For	Issuer
				Election of Director: Michael G. Morris	For	For	Issuer
				Election of Director: Michael E. J. Phelps	For	For	Issuer
				Ratification of the appointment of Deloitte & Touche LLP as Spectra Energy Corp's independent registered public accounting firm for fiscal year 2014	For	For	Issuer
				An advisory resolution to approve executive compensation	For	For	Issuer
				Shareholder proposal concerning disclosure of political contributions	Against	For	Shareholder
				Shareholder proposal concerning methane emissions target	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Magellan Midstream Partners, L.P.	4/24/2014	559080106	MMP	Election of the following nominees: 1. James C. Kempner 2. Michael N. Mears 3. James R. Montague	For	For	Issuer
				Advisory resolution to approve executive compensation	For	For	Issuer
				Ratification of appointment of independent auditor	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Centerpoint Energy, Inc.	4/24/2014	15189T107	CNP	Election of Director: Milton Carroll	For	For	Issuer
				Election of Director: Michael P. Johnson	For	For	Issuer
				Election of Director: Janiece M. Longoria	For	For	Issuer
				Election of Director: Scott J. McLean	For	For	Issuer
				Election of Director: Scott M. Prochazka	For	For	Issuer
				Election of Director: Susan O. Rheney	For	For	Issuer
				Election of Director: Phillip R. Smith	For	For	Issuer
				Election of Director: R.A. Walker	For	For	Issuer
				Election of Director: Peter S. Wareing	For	For	Issuer
				Ratify the appointment of Deloitte & Touche LLP as independent auditors for 2014	For	For	Issuer
				Approve the advisory resolution on executive compensation	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
EQT Corporation	4/30/2014	26884L109	EQT	Election of Director: Margaret K. Dorman	For	For	Issuer
				Election of Director: David L. Porges	For	For	Issuer
				Election of Director: James E. Rohr	For	For	Issuer
				Election of Director: David S. Shapira	For	For	Issuer
				Advisory vote to approve named executive officer compensation	For	For	Issuer
				Approval of the company's 2014 Long-Term Incentive plan	For	For	Issuer
				Approval of the material terms of performance goals for purposes of Internal Revenue Code Section 162(m)	For	For	Issuer
				Ratification of Ernst & Young LLP as the company's independent registered public accountant	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Transcanada Corporation	5/2/2014	89353D107	TRP
Election of Directors:
1. Kevin E. Benson
2. Derek H. Burney
3. Paule Gauthier
4. Russell K. Girling
5. S. Barry Jackson
6. Paula Rosput Reynolds
7. John Richels
8. Mary Pat Salomone
9. D. Michael G. Stewart
10. Siim A. Vanaselja
11. Richard E. Waugh

					For	For	Issuer
				Resolution to appoint KPMG LLP, chartered accountants as auditors and authorize the directors to fix their remuneration	For	For	Issuer
				Resolution to accept TransCanada Corporation's approach to executive compensation, as described in the management information circular	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
NRG Yield, Inc.	5/6/2014	62942X108	NYLD	Election of Directors: 1. David Crane 2. John F. Chlebowski 3. Kirkland B. Andrews 4. Brian R. Ford 5. Mauricio Gutierrez 6. Ferrell P. McClean 7. Christopher S. Sotos	For	For	Issuer
				To ratify the appointment of KPMG LLP as NRG Yield's independent registered public accounting firm for the 2014 fiscal year.	For	For	Issuer
Company Name	Meeting Date	ISIN	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Keyera Corp	5/6/2014	CA4932711001	KEY CA	To appoint Deloitte & Touche LLP as auditors of Keyera for a term expiring at the close of the next annual meeting of shareholders	For	For	Issuer
				Election of Director: James V. Bertram	For	For	Issuer
				Election of Director: Robert B. Catell	For	For	Issuer
				Election of Director: Douglas J. Haughey	For	For	Issuer
				Election of Director: Nancy M. Laird	For	For	Issuer
				Election of Director: Donald J. Nelson	For	For	Issuer
				Election of Director: H. Neil Nichols	For	For	Issuer
				Election of Director: Michael J. Norris	For	For	Issuer
				Election of Director: Thomas O'Connor	For	For	Issuer
				Election of Director: William R. Stedman	For	For	Issuer

On the ordinary resolution, the full text of which is set forth in the information circular published by Keyera in connection with the meeting (the "Circular"), to ratify, confirm and approve the renewal of the shareholder rights plan, all as more particularly described in the Circular under the heading "Matters to be Acted Upon at the Meeting"

					For	For	Issuer

On the advisory resolution, the full text of which is set forth in the Circular, with respect to Keyera's approach to executive compensation as more particularly described in the Circular under the headings "Matters to be Acted Upon at the Meeting" and "Compensation Discussion and Analysis", which advisory resolution shall not diminish the roles and responsibilities of the Board of Directors.
					For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Enbridge Inc.	5/7/2014	29250N105	ENB
Election of Directors:
1. David A. Arledge
2. James J. Blanchard
3. J. Lorne Braithwaite
4. J. Herb England
5. Charles W. Fischer
6. V. Maureen Kempston Darkes
7. David A. Leslie
8. Al Monaco
9. George K. Petty
10. Charles E. Shultz
11. Dan C. Tutcher
12. Catherine L. Williams

					For	For	Issuer
				Appoint PricewaterhouseCoopers LLP as auditors	For	For	Issuer
				Increase the number of shares reserved under the company's stock option plans	For	For	Issuer
				Amend, continue and approve the company's shareholder rights plan	For	For	Issuer
				Vote on approach to executive compensation. While this vote is non-binding, it gives shareholders an opportunity to provide important input to the board	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Sempra Energy	5/9/2014	816851109	SRE	Election of Director: Alan L. Boeckmann	For	For	Issuer
				Election of Director: James G. Brocksmith Jr.	For	For	Issuer
				Election of Director: Kathleen L. Brown	For	For	Issuer
				Election of Director: Pablo A. Ferrero	For	For	Issuer
				Election of Director: William D. Jones	For	For	Issuer
				Election of Director: William G. Ouchi	For	For	Issuer
				Election of Director: Debra L. Reed	For	For	Issuer
				Election of Director: William C. Rusnack	For	For	Issuer
				Election of Director: William P. Rutledge	For	For	Issuer
				Election of Director: Lynn Schenk	For	For	Issuer
				Election of Director: Jack T. Taylor	For	For	Issuer
				Election of Director: Luis M. Tellez	For	For	Issuer
				Election of Director: James C. Yardley	For	For	Issuer
				Ratification of Independent Registered Public Accounting Firm	For	For	Issuer
				Advisory approval of the company's executive compensation	For	For	Issuer
Company Name	Meeting Date	ISIN	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Pembina Pipeline Corp	5/9/2014	CA7063271034	PPL CA
Election of Directors:
1. Grant D. Billing
2. Thomas W. Buchanan
3. Michael H. Dilger
4. Randall J. Findlay
5. Lorne B. Gordon
6. David M.B. LeGresley
7. Robert B. Michaleski
8. Leslie A. O'Donoghue
9. Jeffrey T. Smith

					For	For	Issuer
				To appoint KPMG LLP, Chartered Accountants, as the auditors of the corporation for the ensuing financial year at a remuneration to be fixed by management	For	For	Issuer

An ordinary resolution approving and authorizing the amendments to the stock option plan (the “Plan”) of Pembina Pipeline Corporation (“Pembina”) including an increase to the number of common shares reserved for issuance under the Plan, and an amendment to the individuals eligible to participate in the Plan, as more particularly described in the Information Circular and Proxy Statement of Pembina dated March 24. 2014

					For	For	Issuer
				To accept the approach to executive compensation as disclosed in the accompanying management proxy circular	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Nisource Inc	5/13/2014	65473P105	NI	Election of director: Richard A. Abdoo	For	For	Issuer
				Election of director: Aristides S. Candris	For	For	Issuer
				Election of director: Sigmund L. Cornelius	For	For	Issuer
				Election of director: Michael E. Jesanis	For	For	Issuer
				Election of director: Marty R. Kittrell	For	For	Issuer
				Election of director: W. Lee Nutter	For	For	Issuer
				Election of director: Deborah S. Parker	For	For	Issuer
				Election of director: Robert C. Skaggs Jr.	For	For	Issuer
				Election of director: Teresa A. Taylor	For	For	Issuer
				Election of director: Richard L. Thompson	For	For	Issuer
				Election of director: Carolyn Y. Woo	For	For	Issuer
				To consider advisory approval of executive compensation	For	For	Issuer
				To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accountants	For	For	Issuer
				To consider a stockholder proposal regarding reports on political contributions	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Semgroup Corporation	5/15/2014	81663A105	SEMG	Election of the following directors: 1. Ronald A. Ballschmiede 2. Sarah M. Barpoulis 3. John F. Chlebowski 4. Carlin G. Conner 5. Karl F. Kurz 6. James H. Lytal 7. Thomas R. McDaniel	For	For	Issuer
				To approve, on a non-binding advisory basis, the compensation of the company's named executive officers	For	For	Issuer
				Ratification of BDO USA, LLP as independent registered public accounting firm for 2014	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
ONEOK, Inc.	5/21/2014	682680103	OKE	Election of Director: James C. Day	For	For	Issuer
				Election of Director: Julie H. Edwards	For	For	Issuer
				Election of Director: William L. Ford	For	For	Issuer
				Election of Director: John W. Gibson	For	For	Issuer
				Election of Director: Bert H. Mackie	For	For	Issuer
				Election of Director: Steven J. Malcolm	For	For	Issuer
				Election of Director: Jim W. Mogg	For	For	Issuer
				Election of Director: Pattye L. Moore	For	For	Issuer
				Election of Director: Gary D. Parker	For	For	Issuer
				Election of Director: Eduardo A. Rodriguez	For	For	Issuer
				Election of Director: Terry K. Spencer	For	For	Issuer
				Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc.	For	For	Issuer
				An advisory vote to approve the company's executive compensation	For	For	Issuer
				A shareholder proposal regarding publication of a report on methane emissions	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
The Williams Companies, Inc	5/22/2014	969457100	WMB	Election of Director: Alan S. Armstrong	For	For	Issuer
				Election of Director: Joseph R. Cleveland	For	For	Issuer
				Election of Director: Kathleen B. Cooper	For	For	Issuer
				Election of Director: John A. Hagg	For	For	Issuer
				Election of Director: Juanita H. Hinshaw	For	For	Issuer
				Election of Director: Ralph Izzo	For	For	Issuer
				Election of Director: Frank T. Maclnnis	For	For	Issuer
				Election of Director: Eric W. Mandelblatt	For	For	Issuer
				Election of Director: Steven W. Nance	For	For	Issuer
				Election of Director: Murray D. Smith	For	For	Issuer
				Election of Director: Janice D. Stoney	For	For	Issuer
				Election of Director: Laura A. Sugg	For	For	Issuer
				Approval of the amendment to The Williams Companies, Inc. 2007 Incentive Plan	For	For	Issuer
				Approval of the amendment to The Williams Companies, Inc. 2007 Employee Stock Purchase Plan.	For	For	Issuer
				Ratification of Ernst & Young LLP as auditors for 2014.	For	For	Issuer
				Approval, by nonbinding advisory vote, of the Company's executive compensation.	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Corporation	5/29/2014	87612G101	TRGP	Election of Directors: 1. Charles R. Crisp 2. Laura C. Fulton 3. James W. Whalen	For	For	Issuer
				Ratification of selection of independent auditors	For	For	Issuer
				Advisory vote on executive compensation	For	For	Issuer
				Shareholder proposal regarding publication of a report on methane emissions	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Buckeye Partners, L.P.	6/3/2014	118230101	BPL	Election of the following nominees: 1. Forrest E. Wylie 2. Barbara J. Duganier 3. Joseph A. Lasala, Jr. 4. Martin A. White	For	For	Issuer
				The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2014	For	For	Issuer
				The approval, in an advisory vote, of the compensation of Buckeye's named executive officers as described in the proxy statement pursuant to Item 402 of regulation S-K	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Markwest Energy Partners	6/6/2014	570759100	MWE
Election of the following nominees:
1. Frank M. Semple
2. Donald D. Wolf
3. W.A. Bruckmann III
4. Michael L. Beatty
5. Charles K. Dempster
6. Donald C. Heppermann
7. Randall J. Larson
8. Anne E. Fox Mounsey
9. William P. Nicoletti

					For	For	Issuer
				To approve, on an advisory basis, the compensation of the partnership's named executive officers as described in the partnership's proxy statement for the 2014 annual meeting of common unitholders	For	For	Issuer
				Ratification of Deloitte & Touche LLP as the partnership's independent registered public accountants for the fiscal year ending December 31, 2014	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President
                                            (Principal Executive Officer)

Date  August 25, 2014